The Company You Keep®	New York Life Insurance Company
51 Madison Avenue
New York, NY 10010
Bus: 212-576-4958
E-Mail: trina_sandoval@newyorklife.com
www.newyorklife.com
Trina Sandoval
Associate General Counsel

VIA EDGAR

November 22, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – IV

File Nos. 333-219400 and 811-21397

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the form of the Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Pre-Effective Amendment No. 1 on Form N-4 that was filed by the Registrant on November 15, 2017 (the “Amendment”), and (ii) the text of the Amendment was filed electronically on November 15, 2017.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4958.

Very truly yours,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel